Significant accounting policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant accounting policies
3.	Significant accounting policies

3.1.	Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical cost basis, except for some short-term investments, investments in equity instruments, accounts receivable from card issuers, some trade accounts receivable and derivative financial instruments that have been measured at fair value. The consolidated financial statements are presented in Brazilian reais (“R$”), and all values are rounded to the nearest thousand (R$ 000), except when otherwise indicated.

3.2.	Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Control is achieved when the Group:

•	has power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);

•	is exposed, or has rights, to variable returns from its involvement with the investee; and

•	has the ability to use its power to affect its returns.
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	the contractual arrangement(s) with the other vote holders of the investee;

•	rights arising from other contractual arrangements; and

•	the Group’s voting rights and potential voting rights.
The Group
re-assesses
whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the equity holders of the parent of the Group and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction, in the reserve for “Transactions among shareholders.”

3.2.1.	Consolidation of a structured entity
A structured entity is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements.
Based on the contractual terms, the Group assessed that the FIDCs are structured entities under IFRS 10 and that the Group controls them. See 4.8 for further details.

3.3.	Segment information
In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker (“CODM”) of the Group, who is the Group’s Chief Executive Officer (“CEO”) and the Board of Directors (“BoD”), reviews selected items of the statement of profit or loss and other comprehensive income.
The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment. The CODM reviews relevant financial data on a combined basis for all subsidiaries and associates.
The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the consolidated statement of profit or loss, consolidated statement of other comprehensive income and consolidated statement of financial position.

3.4.	Cash and cash equivalents
Cash and cash equivalents in the statement of financial position comprise cash at banks and on hand and short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value, readily convertible into cash.

3.5.	Foreign currency translation
The Group’s consolidated financial statements are presented in Brazilian reais (“R$”), which is the Company’s functional currency.
For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. The functional currency for all of the Company’s subsidiaries is also the Brazilian real.
Transactions in foreign currencies are initially recorded by the Group’s entities in Brazilian reais at the spot rate at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated into Brazilian reais using the exchange rates prevailing at the reporting date. Exchange gains and losses arising from the settlement of transactions and from the translation of monetary assets and liabilities denominated in foreign currency are recognized in profit or loss for the year. These mostly arise from transactions carried out by clients with credit and debit cards issued by foreign card issuers, from the translation of the Group’s financial instruments denominated in foreign currencies and acquisition of POS equipment.

3.6.	Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

3.6.1.	Financial assets

3.6.1.1.	Initial recognition and measurement
Financial assets are classified at initial recognition, and subsequently measured at amortized cost, fair value through other comprehensive income (“FVOCI”), or fair value through profit or loss (“FVPL”).
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. Except for trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus transactions costs, in the case of a financial asset not at FVPL. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 – Revenue from Contracts with Customers.
For a financial asset to be classified and measured at amortized cost or FVOCI, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at FVPL, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at FVOCI are held within a business model with the objective of both, holding to collect contractual cash flows and selling.
Financial assets at FVPL include financial assets held for trading, financial assets designated upon initial recognition at FVPL, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at FVOCI, as described above, debt instruments may be designated at FVPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Purchases or sales of financial assets that require delivery of assets within a time frame set by regulation or market practice (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.

3.6.1.2.	Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories:

•	Financial assets at amortized cost (debt instruments);

•	Financial assets at FVOCI with recycling of cumulative gains and losses (debt instruments);

•	Financial assets at FVOCI with no recycling of cumulative gains and losses upon derecognition (equity instruments); or

•	Financial assets at FVPL.

3.6.1.2.1.	Financial assets at amortized cost (debt instruments)
Financial assets at amortized cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost includes trade accounts receivable, other assets and loans to directors included under receivables from related parties.

3.6.1.2.2.	Financial assets at FVOCI (debt instruments)
For debt instruments at FVOCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and similarly to financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss. This category is the most relevant to the Group.
The Group’s financial assets at FVOCI includes accounts receivable from card issuers and some short-term investments.

3.6.1.2.3.	Financial assets designated at FVOCI (equity instruments)
Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at FVOCI when they meet the definition of equity under IAS 32 –
Financial Instruments: Presentation
and are not held for trading. The classification is determined on an instrument-by-instrument
basis.
Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at FVOCI are not subject to impairment assessment.
The Group elected to classify irrevocably its
non-listed
equity investments under this category, included in short-term investments.

3.6.1.2.4.	Financial assets at FVPL
Financial assets at FVPL are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.
This category includes Bonds and Investment funds under short-term investments, which the Group had not irrevocably elected to classify at FVOCI, derivative financial instruments and loans held for sale under trade accounts receivable. Dividends on listed equity investments are also recognized as other income in the statement of profit or loss when the right of payment has been established.

3.6.1.3.	Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	The contractual rights to receive cash flows from the asset have expired; or

•
The Group has transferred its contractual rights to receive cash flows from the asset or has assumed a contractual obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its contractual rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

3.6.1.4.	Impairment of financial assets
The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
The Group applies a simplified approach in calculating ECLs, therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs, provision matrix and days past due at each reporting date.
The Group applies a simplified approach on both Accounts receivable from card issuers and Trade accounts receivable. Accounts receivable from card issuers are considered contract assets that have a maturity of one year or less.

3.6.2.	Financial liabilities

3.6.2.1.	Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at FVPL, amortized cost or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of amortized cost, net of directly attributable transaction costs.
The Group’s financial liabilities include accounts payable to clients, trade and other liabilities, loans and financing including bank overdrafts, and derivative financial instruments.

3.6.2.2.	Subsequent measurement
The measurement of financial liabilities depends on their classification, as described below:

3.6.2.2.1.	Financial liabilities at FVPL
Financial liabilities at FVPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as at FVPL.
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.
Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.
Financial liabilities designated upon initial recognition at FVPL are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. This category includes only derivative financial instruments.

3.6.2.2.2.	Financial liabilities at amortized cost
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process. This category is the most relevant to the Group.
Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss.
This category includes all financial liabilities, except derivative financial instruments.

3.6.2.3.	Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.
Discount fee charged for the prepayment to clients of their installment receivables from us is measured by the difference between the original amount payable to the client, net of commissions and fees charged, and the prepaid amount. Financial income is recognized once the client has elected for the receivable to be prepaid.

3.6.3.	Fair value of financial instruments
The Group measures financial instruments such as derivatives, at fair value at each balance sheet date.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or

•	In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
The Group uses the following hierarchy to determine and disclose the fair value of financial instruments through measurement technique:

•	Level I - quoted prices in active markets for identical assets or liabilities;

•	Level II - other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly; and

•	Level III - techniques using inputs that have a significant effect on the recorded fair value that are not based on observable market data.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing
categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

3.6.4.	Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

3.6.5.	Derivative financial instruments
From time to time, the Group uses derivative financial instruments, such as non-deliverable
forward currency contracts to hedge its foreign currency risks. Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Any gains or losses arising from changes in the fair value of derivatives are taken directly to profit or loss.
The Group does not apply hedge accounting for its derivative financial instruments.

3.7.	Leases
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. In the event that fulfillment of the arrangement is dependent on the use of specific assets or the arrangement transfers a right to use the asset, such assets are defined as a lease transaction.

3.7.1.	Group as lessee
The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value
assets. The Group recognizes lease liabilities to make lease payments and right-of-use
assets representing the right to use the underlying assets.

3.7.1.1.	Right-of-use assets
The Group recognizes
right-of-use
assets at the commencement date of the lease (i.e., the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Estimated useful lives (years)
Offices	1-10
Vehicles	1-3
Software	3

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use
assets are also subject to impairment.

3.7.1.2.	Lease liabilities
At the commencement date of the lease, the Group recognizes under Loans and financing lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance
fixed payments) less any lease incentives receivable and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments are recognized as expense in the period on which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance
fixed lease payments or a change in the assessment to purchase the underlying asset.

•	Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to its short-term leases of Offices, Pin Pads & POS, software, vehicles and other equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value
assets recognition exemption to leases of office equipment that are considered of low value (i.e., below US$ 5,000). Lease payments on short-term leases and leases of low-value
assets are recognized as expense on a straight-line basis over the lease term.

3.7.1.3.	Group as lessor
Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income arising is accounted for on a straight-line basis over the lease terms and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.
The Group has cancelable
month-to-month
lease contracts related to electronic transaction capture equipment to third parties (clients). The leased assets are included in “Property and equipment” in the consolidated statement of financial position and are depreciated over their expected useful lives. Income from operating leases (net of any incentives given to the lessee) is recognized on a straight-line basis over the lease term in Net revenue from subscription services and equipment rental.

3.8.	Property and equipment
All property and equipment are stated at historical cost less accumulated depreciation and impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisition of the items and, if applicable, net of tax credits. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item is material and can be measured reliably. All other repairs and maintenance expenditures are charged to profit or loss during the period in which they are incurred. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Estimated useful lives (years)
Pin Pads & POS	3
IT equipment and facilities	5-10
Leasehold improvements	3-5
Furniture and fixtures	10
Telephony equipment	5
Vehicles	5
Leasehold improvements and
Right-of-use
assets are amortized using the straight-line method, over the shorter of the estimated useful life of the asset or the remaining term of the lease.
Assets’ residual values, useful lives and methods of depreciation are reviewed, at each reporting date and adjusted prospectively, if appropriate. Gains and losses on disposals or derecognition are determined by comparing the disposal proceeds (if any) with the carrying amount and are recognized in profit or loss.

3.9.	Intangible assets, other than goodwill

3.9.1.	Software and development costs
Certain direct development costs associated with internally developed software and software enhancements of the Group’s technology platform are capitalized. Capitalized costs, which occur post determination by management of technical feasibility, include external services and internal payroll costs. These costs are recorded as intangible assets when development is complete and the asset is ready for use, and are amortized on a straight-line basis, generally over a period of five years. Research and pre-feasibility
development costs, as well as maintenance and training costs, are expensed as incurred. In certain circumstances, management may determine that previously developed software and its related expense no longer meets management’s definition of feasible, which could then result in the impairment of such asset.

3.9.2.	Other intangible assets
Separately acquired intangible assets are measured at cost on initial recognition. The cost of intangible assets acquired in a business combination corresponds to their fair value at the acquisition date. After initial recognition, intangible assets are stated at cost, less any accumulated amortization and accumulated impairment losses, if any. Internally generated intangible assets other than (3.9.1) above, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.
The useful lives of intangible assets are assessed as finite or indefinite. As of December 31, 2019, and 2018, the Group does not hold indefinite life intangible assets, except for goodwill.
Intangible assets with finite useful lives are amortized over their estimated useful lives and tested for impairment whenever there is an indication that their carrying amount may be not be recovered. The period and method of amortization for intangible assets with finite lives are reviewed at least at the end of each fiscal year or when there are indicators of impairment. Changes in estimated useful lives or expected consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates.

The amortization of intangible assets with definite lives is recognized in profit or loss in the expense category consistent with the use of intangible assets. The useful lives of the intangible assets are shown below:

Estimate useful life (years)
Software	5
Customer relationship	10
Trademarks and patents	1-2
License s for use	5
Gains and losses resulting from the disposal or derecognition of intangible assets are measured as the difference between the net disposal proceeds (if any) and their carrying amount and are recognized in profit or loss.

3.10.	Impairment of non-financial assets
The Group assesses, at each reporting date, whether there is any indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or Cash Generating Unit’s (“CGU’s”) fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
Impairment losses of continuing operations are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset.

3.10.1.	Goodwill
Goodwill is monitored by management at the level of the CGU. Given the interdependency of cash flows and the merger of business practices, all Group’s entities are considered a single CGU and, therefore, goodwill impairment test is performed at the single operating segment level.
The Group tests whether goodwill has suffered any impairment on an annual basis at December 31 and when circumstances indicate that the value may be impaired. Impairment losses relating to goodwill cannot be reversed in future periods See Note 13 for a discussion of the model and key assumptions.

3.10.2.	Other non-financial assets
For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of profit or loss unless the asset is carried at a revalued amount, in which case, the reversal is treated as a revaluation increase.

3.11.	Provisions
Provisions for legal claims (labor, civil and tax) are recognized when (i) the Group has a present obligation (legal or constructive) as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount has been reliably estimated.
If there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.
Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as Financial expenses, net.
Where the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement.

3.12.	Prepaid expenses
Prepaid expenses are recognized as an asset in the statement of financial position. These expenditures include prepaid software licenses, certain consulting services and insurance premiums.

3.13.	Taxes

3.13.1.	Current income and social contribution taxes
Income taxes are comprised of taxation over operations in Brazil, related to Corporate Income Tax (“IRPJ”) and Social Contribution on Net Profit (“CSLL”) on income on the Group’s Brazilian entities. According to Brazilian tax law, income taxes and social contribution are assessed and paid by each legal entity and not on a consolidated basis.
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income. The Brazilian entities of the Group record a monthly provision for IRPJ (25%) and CSLL (9%), on an accrual basis, paying taxes based on the monthly estimate.
Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Cayman Islands laws currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty or withholding tax applicable to the Company or to any holder of ordinary shares.

3.13.2.	Deferred income and social contribution taxes
Deferred income tax and social contribution are recognized, using the liability method, on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred taxes are not accounted for if they arise from initial recognition of goodwill or an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.
Deferred tax assets are recognized only to the extent it is probable that future taxable profit will be available against which the temporary differences and/or tax losses can be utilized. In accordance with the Brazilian tax legislation, loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.

Deferred tax is provided on temporary differences arising on investments in subsidiaries, except for a deferred tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed
at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are presented net in the statement of financial position when there is a legally enforceable right and the intention to offset them upon the calculation of current taxes, generally when related to the same legal entity and the same jurisdiction. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.

3.13.3.	Sales taxes
Revenues, expenses and assets are recognized net of sales tax, except:

•
When the sales taxes incurred on the purchase of goods or services are not recoverable from tax authorities, in which case the sales taxes are recognized as part of the cost of acquiring the asset or expense item, as applicable;

•	When the amounts receivable or payable are stated with the amount of sales taxes included.
The net amount of sales taxes, recoverable or payable to the tax authority, is included as part of receivables or payables in the statement of financial position, and net of corresponding revenue or cost / expense, in the statement of profit or loss.
Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

	Rate
	Transaction activities and other services	Subscription services and equipment rental	Financial income
Contribution on gross revenue for social integration program (“PIS”) (a)	1.65%	1.65%	0.65%
Contribution on gross revenue for social security financing (“COFINS”) (a)	7.60%	7.60%	4.00%
Taxes on service (“ISS”) (b)	2.00%	—	—
Social security levied on gross revenue (“INSS”) (c)	4.50%	—	—

(a)
PIS and COFINS are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue (Note 23) against tax liabilities, as we are acting as tax withholding agents on behalf of the tax authorities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Recoverable taxes (Note 10) and are offset on a monthly basis against Taxes payable (Note 17) and presented net, as the amounts are due to the same tax authority.

(b)
ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Group’s customers for the services the Group renders. These are recognized as deductions to gross revenue (Note 23) against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%. The ISS stated in the table is applicable to the city of São Paulo and refers to the rate most commonly levied on the Group’s operations.

(c)
INSS is a social security charge levied on wages paid to employees. The subsidiaries Equals and Mundipagg pay INSS at a rate of 4.50% on gross revenue due to the benefits this regime offers compared with social security tax on payroll.

In addition, please see Note 10 for information in relation to contribution over revenue (PIS and COFINS) paid in the prior periods and recovered subsequently.

3.13.4.	Tax on purchases
Taxes paid on purchase of goods and services can normally be recovered as tax credits, at the following statutory rates:

Rate
Contribution on gross revenue for social integration program (“PIS”)	1.65%
Contribution on gross revenue for social security financing (“COFINS”)	7.60%

3.14.	Revenue and income

3.14.1.	Revenue from contracts with clients
Revenue is recognized when the Group has transferred control of the goods or services to the clients, in an amount that reflects the consideration the Group expects to collect in exchange for those goods or services. The Group has generally concluded that it is the principal in its revenue arrangements, because it typically controls the goods or services before transferring them to the client. The Group applies the following five steps:
1. Identification of the contract with a client
2. Identification of the performance obligations in the contract
3. Determination of the transaction price
4. Allocation of the transaction price to the performance obligations in the contract
5. Recognition of revenue when or as the entity satisfies a performance obligation
Revenue is recognized net of taxes collected from clients, which are subsequently remitted to governmental authorities.
Revenue from contracts with clients comprises:

3.14.1.1.	Transaction activities and other services
The Group’s core performance obligations are to provide electronic payment processing services including the capture, transmission, processing and settlement of transactions carried out using credit, debit and voucher cards, as well as fees for other services. The Group’s promise to its clients is to perform an unknown or unspecified quantity of tasks and the consideration received is contingent upon the clients’ use (i.e., number of payment transactions processed, number of cards on file, etc.); as such, the total transaction price is variable. The Group allocates the variable fees charged to the day in which it has the contractual right to bill its clients, therefore revenue is recognized at a point in time.
Revenue from transaction activities is recognized net of interchange fees retained by card issuers and assessment fees paid to payment scheme networks, which are pass-through charges collected on their behalf, as the Group does not bear the significant risks and rewards of the authorization, processing and settlement services provided by the payment scheme networks and card issuers.

The Group is an agent in the authorization, processing and settlement of payment transactions as it does not bear the significant risks and rewards of those services as follows:

•
The Group facilitates the acquisition of payment information and management of the client relationship, it is not primarily responsible for the authorization, processing and settlement services performed by payment schemes networks and card issuers;

•
The Group has no latitude to establish the assessment and interchange fees, which are set by the payment scheme networks. The Group generally has the right to increase its client discount rate to protect its net commission when interchange and assessment fees are increased by payment schemes networks;

•
The Group does not collect the interchange fee that is retained by the card issuer and effectively acts as a clearing house in collecting and remitting assessment fees and payment settlements on behalf of payment scheme networks and clients; and

•
The Group does not bear credit risk of the cardholder (i.e., the client’s customer). It does bear credit risk from the card issuer for the payment settlement and assessment fees. Card issuers are qualified by the payment scheme networks and are generally high credit quality financial institutions. Receivables can be considered to be collateralized by the cardholder’s invoice settlement proceeds. As such, the Group’s exposure to credit risk is generally low.

3.14.1.2.	Subscription services and Equipment rental
The Group provides (i) subscription services, such as reconciliation solutions and business automatization solutions, and (ii) operating leases of electronic capture equipment to clients, net of withholding taxes.
The Group’s subscription services generally consist of services sold as part of a new or existing agreement or sold as a separate service. The Group’s subscription services may or may not be considered distinct based on the nature of the services being provided. Subscription service fees are charged as a fixed monthly fee, and the related revenue is recognized over time as control is transferred to the client, either as the subscription services are performed or as the services from a combined performance obligation are transferred to the client (over the term of the related transaction and processing agreement).
The Group accounts for equipment rental as a separate performance obligation and recognizes the revenue at its standalone selling price, considering that rental is charged as a fixed monthly fee. Revenue is recognized within net revenue on a straight-line basis over the contractual lease term, beginning when the client obtains control of the equipment lease. The Group does not manufacture equipment, but purchases equipment from third-party vendors.

3.14.1.3.	Contracts with Multiple Performance Obligations
The Group’s contracts with its clients can consist of multiple performance obligations and the Group accounts for individual performance obligations separately if they are distinct. When equipment or services are bundled in an agreement with a client, the components are separated using the relative stand-alone selling price of the components which is based on the Group’s customary pricing for each element in separate transactions or expected cost plus a margin. In limited situations, the relative stand-alone selling price for an element that cannot be assessed on one of the previous basis, revenue is first allocated to the element where relative stand-alone selling price has been established and the residual amount would be allocated to the element with no relative stand-alone selling price.

3.14.1.4.	Costs to obtain and fulfill a contract
The Group incurs in certain costs to obtain and fulfill a contract that are capitalized at the inception of the transaction. The cost comprises mainly commission to sellers in order to obtain a contract and logistic costs to fulfill a contract. The asset recognized is amortized on a straight-line basis over the expected life of merchants.

3.14.2.	Financial income
Comprised mainly of discount fees charged for the prepayment to clients of their installment receivables from us. The discount is measured by the difference between the original amount payable to the client, net of commissions and fees charged, and the prepaid amount. Revenue is recognized once the client has elected for the receivable to be prepaid.

3.14.3.	Other financial income
Mainly comprised of interest generated by listed securities bonds, indexed to fixed and floating rates.
.

3.15.	Financial expenses, net
Financial expenses, net, includes costs on the sale of receivables to banks and interest expense on borrowings, interest to fund
F
I
DC
 quota holders, foreign currency gains and losses on cash balances denominated in foreign currencies, bank service fees and gains and losses on derivative foreign currency swaps.

3.16.	Employee benefits

3.16.1.	Short-term obligations
Liabilities in connection with short-term employee benefits are measured on a non-discounted
basis and are expensed as the related service is provided.
The liability is recognized for the expected amount to be paid under the plans of cash bonus or short-term profit sharing if the Group has a legal or constructive obligation of paying this amount due to past service provided by employees and the obligation may be reliably estimated.

3.16.2.	Share-based payments
The Group has equity settled share-based payment plans, under which the management commits shares to employees and non-employees
in exchange for services.

3.16.2.1.	Equity settled transactions
The cost of equity-settled transactions with employees is measured using their fair value at the date they are granted. The cost is expensed together with a corresponding increase in equity over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Service and
non-market
performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting
conditions.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share. See Note 22.

3.16.3.	Profit-sharing and bonus plans
The Group recognizes a liability and an expense for bonuses and profit-sharing based on a formula that takes into consideration the profit attributable to the Company’s shareholders after certain adjustments. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

3.17.	Current and non-current classification
The Group presents assets and liabilities in the statement of financial position based on a current /
non-current
classification. An asset is current when it is:

•	expected to be realized or intended to be sold or consumed in the normal operating cycle;

•	held primarily for the purpose of trading;

•	expected to be realized within twelve months after the reporting period;
or

•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as
non-current.
A liability is current when it is:

•	expected to be settled in the normal operating cycle;

•	held primarily for the purpose of trading;

•	due to be settled within twelve months after the reporting period;
or

•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
The Group classifies all other liabilities as
non-current.
Deferred tax assets and liabilities are classified as
non-current
assets and liabilities.

3.18.	Business combinations and goodwill
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, including assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange, which is measured at acquisition date fair value, and the amount of any non-controlling
interests in the acquiree. For each business combination, the Group elects whether to measure non-controlling
interests in the acquiree at fair value or on the basis of its proportionate share in the identifiable net assets of the acquiree. Costs directly attributable to the acquisition are expensed as incurred.

The assets acquired and liabilities assumed are measured at fair value, classified and allocated according to the contractual terms, economic circumstances and relevant conditions as at the acquisition date.
Any contingent consideration to be transferred by the acquirer will be recognized at fair value on acquisition date. Subsequent changes in the fair value of the contingent consideration treated as an asset or liability should be recognized in profit or loss.
Goodwill is measured as the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling
interests and any previous interest held over the fair value of net assets acquired. If the fair value of net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses
whether it has correctly identified all assets acquired and all liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment at least annually at December 31 or whenever there is an indication that it may be impaired.
Impairment losses relating to goodwill are not reversed in future periods.

3.19.	Investment in associates
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.
The considerations made in determining significant influence are similar to those necessary to determine control over subsidiaries. The Group’s investments in its associate are accounted for using the equity method.
Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.
The statement of profit or loss reflects the Group’s share of the results of operations of the associate. Any change in OCI of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognized directly in the equity of the associate, the Group recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the associate are eliminated to the extent of the interest in the associate.
The aggregate of the Group’s share of profit or loss of an associate is shown on the face of the statement of profit or loss outside operating profit and represents profit or loss after tax and noncontrolling interests in the subsidiaries of the associate.
The financial statements of the associate are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.
After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within Share of profit of an associate in the statement of profit or loss.
Upon loss of significant influence over the associate, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.
None of the investments in associates presented significant restrictions on transferring resources in the form of cash dividends or repayment of obligations, during the periods reported.

3.20.	New and amended standards and interpretations

3.20.1.	New and amended standards and interpretations adopted
The Group applied IFRS 16 – Leases for the first time. The nature and effect as a result of adoption of this new accounting standard is described below.
Several other amendments and interpretations apply for the first time in 2019, but do not have impact on the consolidated financial statements of the Group. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

3.20.1.1.	IFRS 16 - Leases
The Group has adopted IFRS 16 – Leases from January 1, 2019, applying the modified retrospective approach, and has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on January 1, 2019.
The Group elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 – Leases and IFRIC 4
 -
Determining Whether an Arrangement Contains a Lease at the date of initial application. The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (“short-term leases”), and lease contracts for which the underlying asset is of low value
(“low-value
assets”).
On adoption of IFRS 16, the group recognized lease liabilities in relation to leases which had previously been classified as operating leases under the principles of IAS 17. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 6.8% per year.
Impact of adoption on the statement of financial position (increase/(decrease)) as of January 1, 2019 is as follows:

2019
Assets
Property and equipment (Offices)	35,213
Property and equipment (Vehicles)	5,722

Total assets	40,935

Liabilities
Loans and financing	40,935

Total liabilities	40,935

Impact of adoption on the statement of profit or loss (increase/(decrease)) in the year ended December 31, 2019 is as follows:

2019
Depreciation expense (included in Cost of services)	(665)
Depreciation expense (included in Administrative expenses)	(13,549)
Depreciation expense (included in Selling expenses)	(9,001)
Amortization expense	(4,168)
Expense relating to short-term leases and leases of low-value assets	(183)
Financial expenses, net	(4,904)
Deferred income tax and social contribution	(1,084)
Rent expense (included in Cost of services and Administrative expenses) (*)	27,515

Expense for the period	(6,039)

Attributable to:
Equity holders of the parent	(6,039)
Non-controlling interests	—
(*)
Recognized under IAS 17 - Leases

From January 1, 2019, the payments of leases (principal and interest) were classified as financing activities, except short- term lease and lease of low-value
assets (classified in operating activity), in accordance with IFRS 16 and IAS 7 – Statement of Cash Flows, reducing the cash flows of this activity. The impact of adoption on the statement of cash flows (increase/(decrease)) for the year ended December 31, 2019 is as follows:

2019
Net profit	(6,039)
Depreciation and Amortization	27,383
Other financial costs and foreign exchange, net	4,904
Loss on disposal of property, equipment and intangible assets	(46)
Deferred income tax and social contribution	1,084
Working capital adjustments:
Prepaid Expenses	8,144
Net cash used in operating activities	35,430
Payment of finance leases	(35,430)
Net cash provided by financing activities	(35,430)
There is no impact on other comprehensive income and the basic and diluted EPS.
a) Nature of the effect of adoption of IFRS 16

The Group has lease contracts for various items of Offices, software and vehicles.
Before the adoption of IFRS 16, the Group classified each of its leases (as lessee) at the inception date as either a finance lease or an operating lease. A lease was classified as a finance lease if it transferred substantially all the risks and rewards incidental to ownership of the leased asset to the Group; otherwise it was classified as an operating lease. Finance leases were capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments were apportioned between interest (recognized as finance costs) and reduction of the lease liability. In an operating lease, the leased property was not capitalized and the lease payments were recognized as rent expense in the statement of profit or loss on a straight-line basis over the lease term.
Upon adoption of IFRS 16, the Group applied a single recognition and measurement approach for all leases that it is the lessee, except for short-term leases and leases of low-value
assets. The Group recognized lease liabilities to make lease payments and right-of-use
assets representing the right to use the underlying assets.

b) Amounts recognized in the statement of financial position and profit or loss
Set out below, are the carrying amounts of the Group’s
right-of-use
assets and lease liabilities and the movements during the year:

	Right-of-use assets
	Offices	Vehicles	Software	Total	Lease liabilities
As of December 31, 2018	—	—	—	—	—
Initial adoption of IFRS 16	35,213	5,722	—	40,935	40,935
As of January 1, 2019	35,213	5,722	—	40,935	40,935
Additions	69,856	6,346	37,513	113,715	113,715
Depreciation expense	(18,343)	(4,872)	(4,168)	(27,383)	—
Interest expense	—	—	—	—	4,904
Payments	—	—	—	—	(35,430)
Disposals	(134)	(683)	—	(817)	(863)

As of December 31, 2019	86,592	6,513	33,345	126,450	123,261

3.20.1.2.	IFRIC 23 – Uncertainty over Income tax treatments
On June 7, 2017, the IFRS Interpretations Committee (“IFRS IC”) issued IFRIC 23, which clarifies how the recognition and measurement requirements of IAS 12 ‘Income taxes’, are applied where there is uncertainty over income tax treatments.
The IFRS IC had clarified previously that IAS 12, not IAS 37 ‘Provisions, contingent liabilities and contingent assets’, applies to accounting for uncertain income tax treatments. IFRIC 23 explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment.
The Group adopted IFRIC 23 on its effective date, January 1, 2019 and had no impacts recognized in its financial statements.

3.20.1.3.	Amendments to IFRS 9: Prepayment Features with Negative Compensation
The IASB (‘Board’) has issued a narrow-scope amendment to IFRS 9 to enable companies to measure at amortized cost some prepayable financial assets with negative compensation. The assets affected, that include some loans and debt securities, would otherwise have been measured at FVPL.
Negative compensation arises where the contractual terms permit the borrower to prepay the instrument before its contractual maturity, but the prepayment amount could be less than unpaid amounts of principal and interest. However, to qualify for amortized cost measurement, the negative compensation must be “reasonable compensation for early termination of the contract”. The Group concluded there was no impact of this amendment to IFRS 9 on the Group’s consolidated financial statements.

3.20.1.4.	Amendments to IAS 28: Long-term interests in associates and joint ventures
The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests.

The amendments also clarified that, in applying IFRS 9, an entity does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognized as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28 Investments in Associates and Joint Ventures.
These amendments had no impact on the consolidated financial statements as the Group does not have long-term interests in its associate and joint venture.
The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

3.20.2.	New accounting standards not yet adopted
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

3.20.2.1.	Amendments to IFRS 3: Definition of a Business
The amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs. The definition of the term ‘outputs’ is amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes returns in the form of lower costs and other economic benefits. The amendments will likely result in more acquisitions being accounted for as asset acquisitions.
The amendments are effective as from January 1, 2020, and the Group does not expect to have any impact on the Group’s consolidated financial statements on this apply.

3.20.2.2.	Amendments to IAS 1 and IAS 8: Definition of Material
The IASB has made amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors which use a consistent definition of materiality throughout International Financial Reporting Standards and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information.
In particular, the amendments clarify:

•
that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information, and that an entity assesses materiality in the context of the financial statements as a whole, and

•
the meaning of ‘primary users of general purpose financial statements’ to whom those financial statements are directed, by defining them as ‘existing and potential investors, lenders and other creditors’ that must rely on general purpose financial statements for much of the financial information they need.

The amendments are effective as from January 1, 2020, and the Group does not expect to have any impact on the Group’s consolidated financial statements on this apply.

3.20.2.3.	Revised Conceptual Framework for Financial Reporting
The IASB has issued a revised Conceptual Framework which will be used in standard-setting decisions with immediate effect. Key changes include:

•	increasing the prominence of stewardship in the objective of financial reporting

•	reinstating prudence as a component of neutrality

•	defining a reporting entity, which may be a legal entity, or a portion of an entity

•	revising the definitions of an asset and a liability

•	removing the probability threshold for recognition and adding guidance on derecognition

•	adding guidance on different measurement basis, and

•
stating that profit or loss is the primary performance indicator and that, in principle, income and expenses in other comprehensive income should be recycled where this enhances the relevance or faithful representation of the financial statements.

No changes will be made to any of the current accounting standards. However, entities that rely on the Framework in determining their accounting policies for transactions, events or conditions that are not otherwise dealt with under the accounting standards will need to apply the revised Framework from 1 January 2020. These entities will need to consider whether their accounting policies are still appropriate under the revised Framework.
The amendments are effective as from January 1, 2020, and the Group does not expect to have any impact on the Group’s consolidated financial statements on this apply.